Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Institutional Class
Account Value [Line Items]
Account Value	$ 101,400	$ 85,200	$ 79,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 130,456	102,612	88,501
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Account Value	$ 91,011	$ 78,612	$ 73,087